Related Parties Blalance (Details) - Schedule of due to related parties - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Due to related parties	$ 315,512	$ 297,855
Due to shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties	315,512	297,855
Due to key management personnel [Member]
Related Party Transaction [Line Items]
Due to related parties